SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 1, 2022

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

BlackRock Liquid Federal Trust Fund and FedFund (each, a “Fund” and together, the “Funds”), each a series of BlackRock Liquidity Funds, Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A (File Nos. 2-47015 and 811-2354)

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus relating to Tigress Shares of the Funds, as well as an updated Statement of Additional Information. The filing is being made in order to register Tigress Shares of the Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of the Trust, which was filed on May 19, 2022 (the “Prior Filing”). The disclosure transmitted herewith is substantively similar to the Prior Filing (with reference to the Prior Filing’s prospectus for Stern Brothers Shares) with respect to the following matters:

Prospectus:

●	Fund Overview
o	Investment Objective
o	Principal Investment Strategies of the Fund
o	Principal Risks of Investing in the Fund

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

o	Investment Manager
o	Tax Information

●	Details About the Fund
o	How Each Fund Invests
o	Investment Risks

●	Account Information
o	Valuation of Fund Investments and Price of Fund Shares
o	Additional Purchase and Redemption Information
o	Distribution and Shareholder Servicing Payments
o	Dividends and Distributions
o	Federal Taxes
o	State and Local Taxes

●	Management of the Fund
o	BlackRock
o	Conflicts of Interest
o	Master / Feeder Structure

●	General Information
●	Glossary
●	For More Information

Statement of Additional Information:

●	Disclosure of Portfolio Holdings
●	Investment Limitations
●	Additional Information Concerning Taxes
●	Dividends
●	Additional Description Concerning Shares
●	Counsel
●	Independent Registered Public Accounting Firm
●	Financial Statements
●	Appendix A – Description of Bond Ratings
●	Appendix B – Special Considerations Regarding Investments in California Municipal Securities
●	Appendix C – Special Considerations Regarding Investments in New York Municipal Securities
●	Appendix D – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack

Douglas McCormack

Enclosures

cc:	Jesse C. Kean

Janey Ahn

Tricia Meyer

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